Investment in Joint Venture - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
100% JCU	100.00%
Arrears term of equity shares in JCU	1 month
Cash and cash equivalents	$ 108,518,000	$ 131,054,000	$ 50,915,000
JCU
Statement [Line Items]
Acquisition percentage	50.00%	50.00%
Incremental investment in JCU	$ 3,357,000
Cash and cash equivalents	$ 3,226,000	$ 525,000
JCU | Wheeler River Joint Venture
Statement [Line Items]
Acquisition percentage	10.00%
JCU | Millennium Project
Statement [Line Items]
Acquisition percentage	30.099%
JCU | Cameco Corporation
Statement [Line Items]
Acquisition percentage	69.901%
JCU | Kiggavik Project
Statement [Line Items]
Acquisition percentage	33.8118%
JCU | Orano Canada Inc.
Statement [Line Items]
Acquisition percentage	66.1882%
JCU | Christie Lake
Statement [Line Items]
Acquisition percentage	34.4508%
JCU | UEC
Statement [Line Items]
Acquisition percentage	65.5492%